                                              Supplement to Prospectus Dated May 3, 2004
                                                     Supplement dated June 2, 2004

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

The following is added as an appendix to your prospectus:

                                                     APPENDIX E: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract was issued to a male who was 60 years old on the Issue Date, (ii) he made a single Purchase Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 0%, 6% and 10%  annually).  The  hypothetical  gross  rates of return  are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.40%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 0%, 6% and 10% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 7.14%, 3.25% and -2.60%,  respectively in the first eight
Annuity  years,  and 7.78%,  3.86% and  -2.02%,  respectively  in all  subsequent  years.  These net rates of return do not reflect the
Annual  Maintenance  Fee  or  the  charge  for  the  Guaranteed  Minimum  Income  Benefit.  If  those  charges  were  reflected  in the above-referenced  net returns,  then the net returns would be lower.  An "N/A" in these columns  indicates  that the benefit  cannot be exercised  in that  year.  A "0" in these  columns  indicates  the  contract  has  terminated  due to  insufficient  account  value and consequently, the guaranteed benefit has no value.

The values that you actually  experience  under a contract will be different  from what is depicted here if any of the  assumptions  we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the  meaning of the terms used here and for a  description  of how the  various  illustrated  features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

ASAP III - SUPP (06/02/04)                                    1                                                           ASAP3Sup1

American Skandia Advisors Plan III
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                Combination 5% Roll and Highest Anniversary Value Death Benefit
                Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
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      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        106,051         99,051        106,051        105,000            N/A            N/A
               2             62        112,473        105,973        112,473        110,250            N/A            N/A
               3             63        119,289        113,289        119,289        115,763            N/A            N/A
               4             64        126,525        121,525        126,525        121,551            N/A            N/A
               5             65        134,206        130,206        134,206        127,628            N/A            N/A
               6             66        142,360        139,360        142,360        134,010            N/A            N/A
               7             67        151,016        149,016        151,016        140,710          7,488          9,948
               8             68        160,206        160,206        160,206        147,746          8,076         10,812
               9             69        171,006        171,006        171,006        155,133          8,712         11,832
              10             70        182,547        182,547        182,547        162,889          9,936         12,960
              15             75        253,320        253,320        253,320        200,000         13,992         20,472
              20             80        353,065        353,065        353,065        200,000         15,636         31,500
              25             85        494,359        494,359        494,359        200,000         17,820         49,068
              30             90        694,508        694,508        694,508        200,000         19,428         74,400
              35             95        978,112        978,112        978,112        200,000         20,736        109,692
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6% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        102,176         95,176        105,000        105,000            N/A            N/A
               2             62        104,384         97,884        110,250        110,250            N/A            N/A
               3             63        106,625        100,625        115,763        115,763            N/A            N/A
               4             64        108,898        103,898        121,551        121,551            N/A            N/A
               5             65        111,203        107,203        127,628        127,628            N/A            N/A
               6             66        113,538        110,538        134,010        134,010            N/A            N/A
               7             67        115,903        113,903        140,710        140,710          7,488          7,632
               8             68        118,298        118,298        147,746        147,746          8,076          7,980
               9             69        121,463        121,463        155,133        155,133          8,712          8,412
              10             70        124,695        124,695        162,889        162,889          9,936          8,856
              15             75        141,885        141,885        207,893        200,000         13,992         11,460
              20             80        161,664        161,664        265,330        200,000         15,636         14,424
              25             85        184,945        184,945        265,330        200,000         17,820         18,360
              30             90        212,348        212,348        265,330        200,000         19,428         22,752
              35             95        244,687        244,687        265,330        200,000         20,736         27,444
--------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61         96,328         89,328        105,000        105,000            N/A            N/A
               2             62         92,745         86,245        110,250        110,250            N/A            N/A
               3             63         89,248         83,248        115,763        115,763            N/A            N/A
               4             64         85,832         80,832        121,551        121,551            N/A            N/A
               5             65         82,492         78,492        127,628        127,628            N/A            N/A
               6             66         79,226         76,226        134,010        134,010            N/A            N/A
               7             67         76,030         74,030        140,710        140,710          7,488          5,004
               8             68         72,899         72,899        147,746        147,746          8,076          4,920
               9             69         70,261         70,261        155,133        155,133          8,712          4,860
              10             70         67,653         67,653        162,889        162,889          9,936          4,800
              15             75         54,966         54,966        207,893        200,000         13,992          4,440
              20             80         43,427         43,427        265,330        200,000         15,636          3,876
              25             85         33,278         33,278        265,330        200,000         17,820          3,300
              30             90         24,351         24,351        265,330        200,000         19,428          2,604
              35             95         16,582         16,582        265,330        200,000         20,736          1,860
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